Long-term Investment - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended
	Mar. 31, 2020	Jun. 30, 2018
Simple Agreement For Future Equity [Member]
Schedule of Equity and Cost Investments [Line Items]
Invested in common stock	$ 2,000
Deep Vision, Inc (Deep Vision)
Schedule of Equity and Cost Investments [Line Items]
Invested in common stock		$ 3,000